Accrued Expenses and Other Current Liabilities (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accrued Expenses and Other Current Liabilities
Schedule of accrued liabilities and other current liabilities
Accrued expenses and other current liabilities consisted of the following:

(in thousands)	June 30, 2026	December 31, 2025
Professional fees	$1,653	$347
Compensation and related benefits	1,371	2,740
Research and development	543	642
Divestiture fee due to Catalent	—	924
	$3,567	$4,653

(in thousands)	December 31, 2025	December 31, 2024
Professional fees	$347	$406
Compensation and related benefits	2,740	4,405
Research and development	642	1,896
Divestiture fee due to Catalent	924	—
	$4,653	$6,707